Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of key revenue streams	Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Marketing services	1,652,992	1,247,092	843,933
Paid membership	1,826,557	1,761,978	1,538,942
Others(i)	719,340	589,835	366,129
Total revenues	4,198,889	3,598,905	2,749,004
(i)

The Group simplified its revenue stream by reclassifying vocational training into “others” to align with its overall strategy during the year ended December 31, 2025, and the revenue of others for the years ended December 31, 2023 and 2024 has been retrospectively reclassified.